INITIAL PUBLIC OFFERING (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 10, 2020	Oct. 06, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants						$ 11.50
Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Number of units issued			39,451,134	39,451,134
Proceeds from sale of Units in Public Offering					$ 816,810,000
Public warrants | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Number of units issued			27,227,000	27,227,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)						$ 0.0001
Class A common stock | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)			$ 0.00005	$ 0.00005	$ 0.00005
IPO | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Number of units issued		75,000,000	81,681,000	81,681,000
Purchase price, per unit			$ 10.00	$ 10.00
Number of shares in a unit			6,681,000	6,681,000
IPO | Public warrants | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit			0.33	1
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50
Number of shares per unit			1	1
IPO | Class A common stock | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Units in Public Offering		$ 816,810,000
Common shares, par value, (per share)		$ 0.00005
Over-allotment option | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Number of units issued	6,681,000		9,000,000	9,000,000